Disclosure of reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 1	$ 454,819
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 2	(461,113)
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 3	6,294
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 4	0
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 5	0
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 6	0
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 7	2,106,371
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 8	(200,000)
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 9	0
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 10	1,195,629
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 11	(3,102,000)
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 12	0
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 13	2,561,190
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 14	(661,113)
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 15	6,294
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 16	1,195,629
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 17	(3,102,000)
Supplemental Cash Flow Information Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities 18	$ 0